Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22.	SUBSEQUENT EVENTS

On December 16, 2019, the Company entered into an agreement and plan of merger (the "Merger Agreement") with VCAB Eight Corporation, a Texas corporation ("VCAB"), pursuant to which, subject to certain preconditions being satisfied, it was agreed that VCAB would merge with and into the Company. The main objective of the Merger was to increase the Company's shareholder base to, among other things, assist the Company in satisfying the listing standards of a national security exchange in the United States. The Merger was completed effective March 10, 2020, and the separate existence of VCAB ceased on that date. As consideration for the Merger, the Company will issue an aggregate of 2,631,579 shares of capital stock ("Plan Shares') to VCAB's claim holders. As of the date of this report, the Company has allocated, and is in the process of issuing, 2,068,959 of the Plan Shares to approximately 670 designated and Bankruptcy Court approved claim holders. The Company will hold the remaining 562,620 Plan Shares in reserve for issuance to additional claim holders as they are approved by the Bankruptcy Court during the next few months. Following the completion of this process, the Company expects to have approximately 1,300 holders of its outstanding ordinary shares.

On 5 February 2020, the shareholders of the Company authorized an increase in the authorized share capital of the Company from 50,000,000 Ordinary Shares to 300,000,000 Ordinary Shares, by the creation of an additional 250,000,000 Ordinary Shares of US$0.001 par value each.

On 11 March 2020, the Company entered into a second supplemental agreement to the loan agreement with the lender, Profit Raider Investment Limited, to extend the due date of the loan to 31 December 2020. The outstanding principle amount due was $13,421,793 and the amount of interest accrued on the loan, calculated up to 31 December 2019 was $709,535.

On 13 March 2020, the Company's Board of Directors approved the transfer of 5,000,000 ordinary shares of Guardforce AI Co. Limited from Guardforce AI Technology to Profit Raider Investments Limited ("Profit Raider"). As a result of this share transfer, Profit Raider is deemed an affiliate of the Company.

22.	SUBSEQUENT EVENTS

Subsequent events have been reviewed through the date the consolidated financial statements were issued and required no adjustments or disclosures other than the following:

On December 16, 2019, the Company signed an agreement and plan of merger (the Merger Agreement") with VCAB Eight Corporation, a Texas corporation ("VCAB"), pursuant to which, subject to certain preconditions being satisfied, VCAB will merge (the "Merger") with and into the Company. At the time of the signing of the Merger Agreement, VCAB was, and at the expected date of closing will be, subject to a bankruptcy proceeding in Texas. VCAB has minimal assets, no equity owners and no liabilities, except for approximately 1, 300 holders of Class 5 Allowed General Unsecured Claims and one holder of allowed administrative expenses (collectively, the " Claim Holders"). Pursuant to the terms of the Merger Agreement, and in accordance with the bankruptcy plan, the Company will issue at the closing of the Merger an aggregate of 2,631,579 shares of capital stock (the "Plan Shares") to the Claim Holders in full settlement and satisfaction of their respective claims. As provided in the bankruptcy plan, the Plan Shares will be issued pursuant to Section 1145 of the United States Bankruptcy Code. As a result of the Merger, the separate corporate existence of VCAB will be terminated. The closing of the Merger is subject to certain preconditions including amending the Memorandum of Association to increase the amount and number of the authorized ordinary shares to such number as to enable the Company to issue the Plan Shares. The Company intends to complete the Merger as soon as practicable. The Company entered into the Merger Agreement, and plans to consummate the Merger, in order to increase its shareholder base to, among other things, assist the Company in satisfying the listing standards of a national securities exchange in the United States.

On 5 February 2020, the shareholders of the Company authorized an increase in the authorized share capital of the Company from 50,000,000 Ordinary Shares to 300,000,000 Ordinary Shares, by the creation of an additional 250,000,000 Ordinary Shares of US$0.001 par value each.